Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 2,894,103	$ 5,634,115	$ 8,022,306
Accounts receivable	4,999,508	10,186,543	2,905,205
Inventories	847,395	872,470	350,353
Contract assets	577,398	64,202	4,915,064
Prepaid expenses and other current assets	936,673	2,131,345	40,403
Total current assets	10,255,077	18,888,675	16,233,331
Other assets	113,591	314,426	62,140
Property, equipment and other fixed assets, net	2,629,283	2,475,963	2,289,723
Right-of-use operating lease asset	1,087,496	1,268,139	1,135,668
Right-of-use finance lease asset	412,893	447,012	583,484
Intangibles, net	2,938,804	7,571,156	771,028
Goodwill	27,010,745	27,010,745	27,010,745
Total assets	47,447,889	60,976,116	48,086,119
Current liabilities
Accounts payable	3,569,632	2,780,885	4,699,855
Accrued expenses and other current liabilities	6,581,799	8,540,188	4,646,365
Current portion of long-term debt	301,091	291,036	294,398
Current portion of obligations under operating leases	555,672	583,429	539,599
Current portion of obligations under finance leases	133,408	130,464	118,416
Convertible promissory note, net of debt issuance costs	2,455,000	2,440,000
Contract liabilities	119,417	203,607	5,223,518
Total current liabilities	13,716,019	14,969,609	15,522,151
Obligations under operating leases, non-current	662,291	799,385	636,414
Obligations under finance leases, non-current	314,167	348,807	479,271
Warrant liabilities	785,551	1,449,000
Long-term debt	414,268	496,623	825,764
Total liabilities	15,892,296	18,063,424	17,463,600
Commitments and contingencies
Redeemable noncontrolling interests
Convertible preferred units	16,536,108	16,130,871
Class B Units	38,097,300	115,693,900
Stockholders’ deficit
Additional paid-in capital	16,486,224	14,523,963	31,152,491
Accumulated deficit	(39,568,892)	(103,440,891)	(533,345)
Total stockholders’ deficit	(23,077,815)	(88,912,079)	30,622,519
Total liabilities, redeemable noncontrolling interests and stockholders’ deficit	47,447,889	60,976,116	48,086,119
Related Party
Assets
Related party note receivable	3,000,000	3,000,000
Heliogen, Inc.
Assets
Cash and cash equivalents	30,064,000	36,949,000	62,715,000
Short-term restricted cash		500,000	500,000
Investments			12,386,000
Receivables, net	179,000	764,000	4,679,000
Inventories			1,956,000
Contract assets
Prepaid expenses and other current assets	1,160,000	865,000	1,230,000
Total current assets	31,403,000	39,078,000	83,466,000
Property, equipment and other fixed assets, net	137,000	315,000	5,577,000
Long-term restricted cash		1,000,000	1,000,000
Other long-term assets	998,000	1,066,000	3,081,000
Right-of-use operating lease asset	146,000	2,831,000	13,909,000
Total assets	32,684,000	44,290,000	107,033,000
Current liabilities
Accounts payable	1,170,000	1,450,000	746,000
Accrued expenses and other current liabilities	7,401,000	11,164,000	8,907,000
Current portion of obligations under operating leases	974,000	2,550,000	1,792,000
Contract liabilities			17,008,000
Contract loss provisions			75,340,000
Total current liabilities	8,571,000	12,614,000	102,001,000
Other long-term liabilities	354,000	344,000	169,000
Obligations under operating leases, non-current	730,000	2,314,000	12,878,000
Total liabilities	9,655,000	15,272,000	115,048,000
Commitments and contingencies
Stockholders’ deficit
Preferred stock, value
Common stock, value	1,000	1,000	1,000
Additional paid-in capital	435,556,000	435,159,000	430,678,000
Accumulated other comprehensive loss	(538,000)	(511,000)	(516,000)
Accumulated deficit	(411,990,000)	(405,631,000)	(438,178,000)
Total stockholders’ deficit	23,029,000	29,018,000	(8,015,000)
Total liabilities, redeemable noncontrolling interests and stockholders’ deficit	32,684,000	44,290,000	107,033,000
Class V Common Stock
Stockholders’ deficit
Common stock, value	2,673	3,523	3,373
Class A Common Stock
Stockholders’ deficit
Common stock, value	$ 2,180	$ 1,326